Consolidated Statement of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of comprehensive income [abstract]
Profit for the year	¥ 491,742	$ 68,547	¥ 422,856	¥ 335,661
Items that may be reclassified subsequently to profit or loss, net of tax:
Foreign currency translation	15,672	2,185	21,369	88,708
Net fair value change on debt instruments at fair value through other comprehensive income	2,787	388	10,649	409
Other comprehensive income for the year, net of tax	18,459	2,573	32,018	89,117
Total comprehensive income for the year, net of tax	510,201	71,120	454,874	424,778
Attributable to:
Equity holders of the Company	338,082	47,127	310,383	292,369
Non-controlling interests	172,119	23,993	144,491	132,409
Total comprehensive income for the year, net of tax	¥ 510,201	$ 71,120	¥ 454,874	¥ 424,778